Guarantor Financial Information - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements Captions [Line Items]
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	32,872,706	32,751,629
Preferred shares, outstanding	32,872,706	32,751,629
Class A Common Shares [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	131,664,101	105,722,646
Common shares, outstanding	131,664,101	105,722,646